Lease - Schedule of Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease income	$ 386	$ 523
Operating cash flows from operating leases as lessor	405	550
Operating lease costs	73	79	$ 76
Total leases costs	73	79	76
Operating cash paid for operating lease	$ 73	$ 79	$ 76